EQUITY METHOD INVESTMENTS - Additional Information (Details) - USD ($) $ in Thousands			1 Months Ended		12 Months Ended
	Apr. 01, 2021	Oct. 20, 2020	Oct. 31, 2020	May 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Feb. 29, 2020	Jan. 31, 2020	Jan. 01, 2020
Schedule of Equity Method Investments [Line Items]
Gain from disposal of associated companies					$ 2,570	$ 0	$ 0
Cash dividends received from equity method investees					$ 500	$ 200	$ 1,100
Swiss Marine [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage					17.50%	17.87%		17.50%	17.80%
Subordinated shareholder loan					$ 10,700
Debt term					5 years
Repayments of loans receivable from related party				$ 5,700
Proceeds from repayments of shareholder loan, principal				5,400
Proceeds from repayments of shareholder loan, interest				$ 300
TFG Marine [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage					10.00%	0.00%				10.00%
Subordinated shareholder loan										$ 1,000
Debt term					5 years
TFG Marine [Member] | TFG Marine [Member] | Shareholder Loan [Member] | London Interbank Offered Rate (LIBOR) [Member]
Schedule of Equity Method Investments [Line Items]
Related party transaction, rate					7.00%
Seateam Management Pte Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage			22.19%		0.00%	22.19%	22.19%
Equity method ownership percentage sold			22.19%
Proceeds from sale of equity method investments		$ 1,700	$ 3,600
Gain from disposal of associated companies					$ 2,600
Seateam Management Pte Ltd [Member] | Scenario, Forecast [Member]
Schedule of Equity Method Investments [Line Items]
Proceeds from sale of equity method investments	$ 900